Form N-1A Supplement	Nov. 02, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 2, 2026

to the Funds’ Prospectus

dated September 30, 2026,

and where applicable a Fund’s Summary Prospectus

(the “Supplement”)

The following amends information contained in the Funds’ current Prospectus and should be read in conjunction with the Funds’ current Prospectus.

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FEES AND EXPENSES: INVESTMENT ADVISORY FEE

At a meeting on October 23, 2026, the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) approved lowering the management fee for each of the Funds from 1.15% to 0.99%, effective November 1, 2026. In connection with lowering the management fee to the same level as the expense cap in place, the Board also approved termination of the expense limitation agreement with respect to each of the Funds also effective November 1, 2026.

Accordingly, effective immediately, all references to the management fee for each of the Funds is changed from 1.15% to 0.99%, and all references to the expense limitation agreement are deleted.

Additionally, the following changes are made:

SUMMARY - FUND FEES AND EXPENSES

The Annual Fund Operating Expenses Table and Expense Example in the Summary for each of the Funds are deleted in their entirety and replaced as follows: